Statements of Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	[1],[2],[3]	$ 1,108,746		$ 1,727,948	$ 1,132,703
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments		(254,306)		147,930	(18,648)
Pension and other postretirement benefit adjustments:
Amounts recognized in other comprehensive loss	[4]	(13,473)		47,995	(28,385)
Amounts reclassified from other comprehensive loss	[5]	31,245		(7,762)	7,635
Pension and other postretirement benefits		17,772		40,233	(20,750)
Unrealized net gains on available-for sale securities:
Amounts recognized in other comprehensive loss	[6]			2,026	1,046
Amounts reclassified from other comprehensive loss	[7]			(720)	89
Unrealized net gains (losses) on available-for-sale securities		0		1,306	1,135
Unrealized net (losses) gains on cash flow hedges:
Amounts recognized in other comprehensive loss	[8]			(30,765)	85,007
Amounts reclassified from other comprehensive loss		(6,210)	[9]	(3,223)		[9]
Unrealized net gains (losses) on cash flow hedges		(6,210)		(33,988)	85,007
Other comprehensive (loss) income		(242,744)		155,481	46,744
Comprehensive income	[1]	866,002		1,883,429	1,179,447
Net actuarial gains (losses) and prior service costs arising during period, tax		6,799		(19,313)	17,200
Amortization of net actuarial gains (losses) and prior service costs included in Net pension costs, tax		(10,291)		4,764	(4,691)
Unrealized holding gains (losses) arising during period, tax				(1,244)	(643)
Reclassification adjustments for losses (gains) included in net income, tax				442	(55)
Unrealized holding losses on cash flow hedges, amounts recognized in other comprehensive loss, tax				18,884	$ (52,226)
Unrealized holding losses on cash flow hedges, amounts reclassified from other comprehensive loss, tax		$ 2,045		$ 1,978

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[3]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[4]	Net of taxes of $6,799, $(19,313) and $17,200 in 2018, 2017 and 2016, respectively.
[5]	Net of taxes of $(10,291), $4,764 and $(4,691) in 2018, 2017 and 2016, respectively.
[6]	Net of taxes of $(1,244) and $(643) in 2017 and 2016, respectively.
[7]	Net of taxes of $442 and $(55) in 2017 and 2016, respectively.
[8]	Net of taxes of $18,884 and $(52,226) in 2017 and 2016, respectively.
[9]	Net of taxes of $2,045 and $1,978 in 2018 and 2017, respectively.